NOTES PAYABLE – RELATED PARTY (Details Narrative) - USD ($)	Dec. 20, 2023	Oct. 30, 2023	Oct. 01, 2023	Sep. 28, 2023	Sep. 19, 2023	Sep. 12, 2023	Jul. 03, 2023	May 29, 2023	Mar. 29, 2023	Dec. 21, 2022	Sep. 30, 2024	Aug. 31, 2023
Notes payable related parties												$ 143,400
A and K Sfetcopulos Superannuation Pty Ltd [Member]
Notes payable related parties					$ 50,000
Interest rate					15.00%
Number of shares converted					99,667
A and K Sfetcopulos Superannuation Pty Ltd [Member] | IPO [Member]
Notes payable related parties					$ 50,000
Shares percent					30.00%
A and K Sfetcopulos Superannuation Pty Ltd [Member] | Maximum [Member]
Number of shares converted					99,667
Aspire Technologies L L C [Member]
Notes payable related parties											$ 142,870	$ 143,400
Fifty K Notes Payable [Member] | A and K Sfetcopulos Superannuation Pty Ltd [Member]
Notes payable related parties					$ 50,000
Interest rate					15.00%
Debt instrument maturity date					Sep. 12, 2024
Number of shares converted				100,000	99,667
Fifty K Notes Payable [Member] | A and K Sfetcopulos Superannuation Pty Ltd [Member] | IPO [Member]
Notes payable related parties					$ 50,000
Shares percent					30.00%
Fifty K Notes Payable [Member] | A and K Sfetcopulos Superannuation Pty Ltd [Member] | Maximum [Member]
Number of shares converted					99,667
Citywest Corp Pty Ltd [Member] | 150K Notes Payable [Member]
Number of shares converted				350,000						350,000
Citywest Corp Pty Ltd [Member] | 150K Notes Payable [Member] | IPO [Member]
Notes payable related parties										$ 150,000
Shares percent										25.00%
Citywest Corp Pty Ltd [Member] | 150K Notes Payable [Member] | Maximum [Member]
Number of shares converted										350,000
Citywest Corp Pty Ltd [Member] | 150K Notes Payable [Member] | Mr Stephen Copulos [Member]
Notes payable related parties										$ 150,000
Interest rate										10.00%
Debt instrument maturity date										Dec. 21, 2023
Number of shares converted				350,000
Citywest Corp Pty Ltd [Member] | 100K Notes Payable [Member]
Acquisition percentage									35.00%
Citywest Corp Pty Ltd [Member] | 100K Notes Payable [Member] | Mr Stephen Copulos [Member]
Notes payable related parties									$ 100,000
Interest rate									15.00%
Debt instrument maturity date									Mar. 31, 2024
Number of shares converted				220,808
Eyeon Corp Pty Ltd [Member] | 150K Notes Payable [Member]
Number of shares converted				350,000						350,000
Eyeon Corp Pty Ltd [Member] | 150K Notes Payable [Member] | IPO [Member]
Notes payable related parties										$ 150,000
Shares percent										25.00%
Eyeon Corp Pty Ltd [Member] | 150K Notes Payable [Member] | Maximum [Member]
Number of shares converted										350,000
Eyeon Corp Pty Ltd [Member] | 150K Notes Payable [Member] | Mr Stephen Copulos [Member]
Notes payable related parties										$ 150,000
Interest rate										10.00%
Debt instrument maturity date										Dec. 21, 2023
Number of shares converted				350,000
Eyeon I Investments Pty Ltd [Member] | 100K Notes Payable [Member] | Mr Stephen Copulos [Member]
Notes payable related parties									$ 100,000
Interest rate									15.00%
Debt instrument maturity date									Mar. 31, 2024
Number of shares converted				220,808
Acquisition percentage									35.00%
Northrock Unit Capital Trust [Member] | 100K Notes Payable [Member] | Mr Stephen Copulos [Member]
Notes payable related parties									$ 100,000
Interest rate									15.00%
Debt instrument maturity date									Mar. 31, 2024
Number of shares converted				220,808
Acquisition percentage									35.00%
Collin Phillips [Member]
Notes payable related parties								$ 6,599
Interest rate								15.00%
Debt instrument maturity date								May 29, 2024
Number of shares converted			13,998					13,998
Collin Phillips [Member] | 100K Notes Payable [Member]
Number of shares converted									13,998
Collin Phillips [Member] | 100K Notes Payable [Member] | Mr Stephen Copulos [Member]
Notes payable related parties									$ 6,599
Interest rate									15.00%
Debt instrument maturity date									May 29, 2024
Number of shares converted			13,998	209,534
Eyeon II Investments Pty Ltd [Member] | 100K Notes Payable [Member]
Number of shares converted								150,000
Eyeon II Investments Pty Ltd [Member] | 100K Notes Payable [Member] | IPO [Member]
Notes payable related parties								$ 100,000
Shares percent								30.00%
Eyeon II Investments Pty Ltd [Member] | 100K Notes Payable [Member] | Maximum [Member]
Number of shares converted								150,000
Eyeon II Investments Pty Ltd [Member] | 100K Notes Payable [Member] | Mr Stephen Copulos [Member]
Notes payable related parties								$ 100,000
Interest rate								15.00%
Debt instrument maturity date								May 29, 2024
Number of shares converted				209,534				150,000
Shares percent								30.00%
Eyeon Investments Pty Ltd [Member] | 200 K Notes Payable [Member]
Number of shares converted				414,466			400,000
Eyeon Investments Pty Ltd [Member] | 200 K Notes Payable [Member] | IPO [Member]
Notes payable related parties							$ 500,000
Shares percent							30.00%
Eyeon Investments Pty Ltd [Member] | 200 K Notes Payable [Member] | Maximum [Member]
Number of shares converted							400,000
Eyeon Investments Pty Ltd [Member] | 200 K Notes Payable [Member] | Mr Stephen Copulos [Member]
Notes payable related parties							$ 200,000
Interest rate							15.00%
Debt instrument maturity date							Jul. 03, 2024
Number of shares converted				414,466
Eyeon Investments Pty Ltd [Member] | 70K Notes Payable [Member]
Number of shares converted	133,333
Eyeon Investments Pty Ltd [Member] | 70K Notes Payable [Member] | IPO [Member]
Notes payable related parties	$ 70,000
Shares percent	30.00%
Eyeon Investments Pty Ltd [Member] | 70K Notes Payable [Member] | Maximum [Member]
Number of shares converted	33,333
Eyeon Investments Pty Ltd [Member] | 70K Notes Payable [Member] | Mr Stephen Copulos [Member]
Notes payable related parties	$ 70,000
Interest rate	15.00%
Debt instrument maturity date	Dec. 20, 2024
Eyeon III Investments Pty Ltd [Member] | 100K Notes Payable [Member]
Number of shares converted		190,476
Eyeon III Investments Pty Ltd [Member] | 100K Notes Payable [Member] | IPO [Member]
Notes payable related parties		$ 100,000
Shares percent		30.00%
Eyeon III Investments Pty Ltd [Member] | 100K Notes Payable [Member] | Maximum [Member]
Number of shares converted		190,476
Eyeon III Investments Pty Ltd [Member] | 100K Notes Payable [Member] | Mr Stephen Copulos [Member]
Notes payable related parties		$ 100,000
Interest rate		15.00%
Debt instrument maturity date		Oct. 30, 2024
Eyeon III Investments Pty Ltd [Member] | One Hundred Fifty K Notes Payable [Member]
Number of shares converted						299,000
Eyeon III Investments Pty Ltd [Member] | One Hundred Fifty K Notes Payable [Member] | IPO [Member]
Notes payable related parties						$ 150,000
Shares percent						30.00%
Eyeon III Investments Pty Ltd [Member] | One Hundred Fifty K Notes Payable [Member] | Maximum [Member]
Number of shares converted						2,990,000
Eyeon III Investments Pty Ltd [Member] | One Hundred Fifty K Notes Payable [Member] | Mr Stephen Copulos [Member]
Notes payable related parties						$ 150,000
Interest rate						15.00%
Debt instrument maturity date						Sep. 12, 2024
Number of shares converted				299,000